Financial and other non-current assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2020 and 2019.
Financial assets

($ millions)	2020	2019
Long-term financial investments measured at FVOCI	28	31
Long-term financial investments measured at FVPL	12	28
Long-term receivables from customers	117	136
Minimum lease payments from finance lease agreements	39	78
Long-term loans, advances, and security deposits	22	34
Total financial assets	218	307
Minimum lease payments from finance lease agreements
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2020					2019
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	33	(3)	30	(1)	29	51	(4)	47	(1)	46
Between one and five years	55	(3)	52	(18)	34	94	(5)	89	(23)	66
Later than five years	32	—	32	(27)	5	46	(1)	45	(33)	12
Total	120	(6)	114	(46)	68	191	(10)	181	(57)	124
(1) The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	2020	2019
Deferred compensation plans	137	122
Prepaid post-employment benefit plans	24	13
Other non-current assets	50	50
Total other non-current assets	211	185